Shareholders' Equity - Assumptions of Options Granted (Detail)	12 Months Ended
Dec. 31, 2019 yr $ / shares
Disclosure of Shareholder's Equity [Line Items]
Exercise price | $ / shares	$ 1.30
Expected volatility	43.33%
Expected option life (in years)	5
Contractual option life (in years)	5
Expected dividend yield	0.00%
Risk-free interest rate	1.64%